Income Taxes Schedule of deferred tax assets and liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of deferred tax assets and liabilities [Line Items]
Deferred Tax Assets, Other	$ 12	$ 13
Valuation Allowance, Amount	96	53	(14)
Domestic Tax Authority [Member]
Summary of deferred tax assets and liabilities [Line Items]
Deferred Tax Assets, Inventory	9	9
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Compensated Absences	2	4
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	6	3
Deferred Tax Assets, Other	7	12
Deferred Tax Assets, Net, Current	24	28
Non current deferred tax asset - amortization	128	162
Non current deferred tax asset - Depreciation	27	23
Non current deferred tax asset - Pension	121	124
Non current deferred tax asset - Net operating losses	375	307
Non current deferred tax asset - Branch accounting future credits	12	13
Non current deferred tax asset - Reserves	2	2
Non current deferred tax asset - Deferred interest deductions	0	0
Non current deferred tax asset - Other	6	7
Deferred Tax Assets, Gross, Noncurrent	671	638
Deferred Tax Assets, Gross	695	666
Valuation Allowance, Amount	(685)	(655)
Deferred Tax Assets, Net of Valuation Allowance	10	11
Current deferred tax liability - Inventory	0	0
Current deferred tax liability - Provision for expenses related to timing	0	0
Current deferred tax liability - Other	0	0
Deferred Tax Liabilities, Gross, Current	0	0
Non current deferred tax liability - Amortization	0	0
Non current deferred tax liability - Depreciation	0	0
Non current deferred tax liability - Other	10	11
Deferred Tax Liabilities, Gross, Noncurrent	10	11
Deferred Tax Liabilities, Gross	10	11
Deferred taxes, net	0	0
Foreign Tax Authority [Member]
Summary of deferred tax assets and liabilities [Line Items]
Deferred Tax Assets, Inventory	4	5
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Compensated Absences	1	2
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	19	15
Deferred Tax Assets, Other	2	2
Deferred Tax Assets, Net, Current	26	24
Non current deferred tax asset - amortization	6	7
Non current deferred tax asset - Depreciation	14	14
Non current deferred tax asset - Pension	34	27
Non current deferred tax asset - Net operating losses	122	84
Non current deferred tax asset - Branch accounting future credits	0	0
Non current deferred tax asset - Reserves	0	0
Non current deferred tax asset - Deferred interest deductions	29	18
Non current deferred tax asset - Other	1	2
Deferred Tax Assets, Gross, Noncurrent	206	152
Deferred Tax Assets, Gross	232	176
Valuation Allowance, Amount	(127)	(64)
Deferred Tax Assets, Net of Valuation Allowance	105	112
Current deferred tax liability - Inventory	9	8
Current deferred tax liability - Provision for expenses related to timing	2	3
Current deferred tax liability - Other	13	13
Deferred Tax Liabilities, Gross, Current	24	24
Non current deferred tax liability - Amortization	67	75
Non current deferred tax liability - Depreciation	42	45
Non current deferred tax liability - Other	5	4
Deferred Tax Liabilities, Gross, Noncurrent	114	124
Deferred Tax Liabilities, Gross	138	148
Deferred taxes, net	$ (33)	$ (36)